SUBSEQUENT EVENTS - Additional Information (Detail) R$ / shares in Units, shares in Thousands, R$ in Thousands, € in Millions															12 Months Ended
	Aug. 29, 2024 BRL (R$)	May 08, 2024 BRL (R$)	Apr. 30, 2024 BRL (R$)	Apr. 19, 2024 shares	Apr. 10, 2024 BRL (R$)	Mar. 27, 2024 BRL (R$)	Mar. 25, 2024 BRL (R$)	Mar. 20, 2024 BRL (R$)	Mar. 15, 2024 BRL (R$)	Mar. 13, 2024	Feb. 29, 2024 BRL (R$)	Feb. 22, 2024 BRL (R$) R$ / shares	Jan. 26, 2024 USD ($)	Dec. 20, 2023	Dec. 31, 2023 BRL (R$) R$ / shares	Dec. 31, 2022 BRL (R$) R$ / shares	Dec. 31, 2021 BRL (R$)	Jun. 28, 2024 BRL (R$)	Jun. 26, 2024 BRL (R$)	Mar. 21, 2024 EUR (€)	Jan. 26, 2024 BRL (R$)	Sep. 15, 2023 BRL (R$)	Apr. 27, 2023 BRL (R$)
Subsequent events
Dividends paid																R$ 1,237,779	R$ 2,031,301
Dividend per share | R$ / shares															R$ 1.27	R$ 0.66
Dividends payable, non-cash assets distributions															R$ 549,054	R$ 892,006	799,634
Dividends received															1,161,439	1,452,898
Cash transferred															135,000
Approval amount of increase in share capital																							R$ 280,000
Amount of shares authorized															9,000,000
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities															699,929
Tax credits															R$ 43,835	R$ 114,812	R$ 287,049
Rumo S.A. [member]
Subsequent events
Aggregate principal amount																						R$ 1,500,000
Debentures issued | Cosan Luxembourg S A [member]
Subsequent events
Aggregate principal amount																		R$ 1,450,000
Debentures issued | Comgas [member] | Debentures 10th issue
Subsequent events
Aggregate principal amount											R$ 1,500,000
Interest, Index											DI plus a spread of 0.80%
Debentures issued | Compass Gas e Energia [Member] | Debentures 3rd issue
Subsequent events
Aggregate principal amount									R$ 1,500,000
Interest, Index									CDI + 1.08%
Debentures issued | Rumo Malha Paulista [member]
Subsequent events
Aggregate principal amount	R$ 800,000																		R$ 704,000
Interest, Index	IPCA + 6.0470%														CDI+1.54%
Maturity	12
Borrowings amortization period	2 years
Target rate of greenhouse gas emissions reduction per ton of useful kilometer by 2023															15.00%
Description of estimated interest rate decrease for compliance for fulfilment of environment goals															25
Debentures issued | Rumo Malha Paulista [member] | Debentures 5th issue - single series [member]
Subsequent events
Aggregate principal amount							R$ 1,200,000
Debentures issued | Rumo Malha Paulista [member] | Debentures 5th issue one
Subsequent events
Aggregate principal amount							R$ 532,243
Interest, Index							IPCA rate + 5.7970%
Maturity							10
Debentures issued | Rumo Malha Paulista [member] | Debentures 5th issue two
Subsequent events
Aggregate principal amount							R$ 667,757
Interest, Index							IPCA rate + 5.9284%
Maturity							15
Borrowings amortization period							3 years
Debentures issued | Rumo Malha Paulista [member] | Debentures Second Issue [Member]
Subsequent events
Interest, Index															IPCA+4.52%
Dividend receivable [member] | Vale SA [Member]
Subsequent events
Dividends paid												R$ 11,721,894
Dividend per share | R$ / shares												R$ 2.738548374
Dividend receivable [member] | Cosan Oito SA [Member] | Vale SA [Member]
Subsequent events
Dividends received												R$ 577,469
Dividend receivable [member] | Compass Gas e Energia [Member]
Subsequent events
Dividends payable, non-cash assets distributions						R$ 1,500,000
Dividend receivable [member] | Cosan Dez Participações SA [Member]
Subsequent events
Dividends received						R$ 1,320,000
Debt issued | Cosan Luxembourg S A [member] | Senior notes due 2031
Subsequent events
Aggregate principal amount													$ 600,000								R$ 2,947,500
Interest, Index													US$ + 7.25%
Debt issued | Compass Gas e Energia [Member] | Commercial notes
Subsequent events
Aggregate principal amount								R$ 200,000
Interest, Index								100% CDI + 1.7%
Debt issued | Compass Gas e Energia [Member] | BNP Paribas SA | Uncommitted Term Loan Facility Agreement
Subsequent events
Aggregate principal amount | €																				€ 78
Interest Rate																				4.879%
Major investment in new project | Rumo S.A. [member] | Empresa Brasileira de Terminais Portuários S.A
Subsequent events
Investment property under construction or development							R$ 2,500,000
Construction period							30 months
Other disposals of assets [member] | Vale SA [Member]
Subsequent events
Percentage of share capital owned				3.91%
Percentage of voting capital owned				4.14%
Percentage Of Share Capital Disposed				0.74%
Number Of Share Disposed In Investment | shares				33,525
Percentage Of Debt Linked To Operation And Collar Derivatives				100.00%
Derivative settlement | Vale SA [Member] | Call Spread [Member]
Subsequent events
Gain (loss) on hedge ineffectiveness recognised in profit or loss		R$ 14,499
Shareholding percentage		1.60%
Shareholding percentage after settlement of derivatives		1.35%
Announcing or commencing implementation of major restructuring [member] | CLI SUL S.A | Elevacoes Portuarias S.A. [member]
Subsequent events
Shareholding percentage			80.00%
Announcing or commencing implementation of major restructuring [member] | Rumo S.A. [member] | Elevacoes Portuarias S.A. [member]
Subsequent events
Shareholding percentage			20.00%
Announcing or commencing implementation of major restructuring [member] | Rumo S.A. [member] | CLI SUL S.A | Elevacoes Portuarias S.A. [member]
Subsequent events
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities			R$ 168,855
Percentage of outstanding balance of the acquisition financing			20.00%
Changes in tax rates or tax laws enacted or announced [member] | Raízen
Subsequent events
Tax credits					R$ 1,824,019
Renewal Of SUDAM Tax Benefit [Member] | Rumo Malha Norte SA [member]
Subsequent events
Period of tax benefit														10 years
Percentage Of reduction under tax benefit										75.00%